Investment Risks - Acuitas Small Cap Active ETF	Jan. 28, 2026
ETF Risks Member
Prospectus [Line Items]
Risk [Text Block]
ETF Risks. The Fund is an ETF, and, as a result of its structure, it is exposed to the following risks:
•Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has only a limited number of institutional investors (known as “Authorized Participants” or “APs”) that are authorized to purchase and redeem shares directly from the Fund. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund may trade at a material discount to the Fund’s net asset value (“NAV”) and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions. This may lead to the widening of bid/ask spreads quoted throughout the day.
•Costs of Buying or Selling Shares. Due to the costs of buying or selling shares of the Fund, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares may significantly reduce investment results and an investment in shares may not be advisable for investors who anticipate regularly making small investments. This may lead to the widening of bid/ask spreads quoted throughout the day.
•Shares May Trade at Prices Other Than NAV. As with all ETFs, shares of the Fund may be bought and sold in the secondary market at market prices. Although it is expected that the market price of shares of the Fund will approximate the Fund’s NAV, there may be times when the market price of shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant. This may lead to the widening of bid/ask spreads quoted throughout the day.
•Trading. Although shares of the Fund are listed for trading on The Nasdaq Stock Market LLC (the “Exchange”), there can be no assurance that an active trading market for shares will develop or be maintained or that shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the market for shares of the Fund may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings. This adverse effect on liquidity for the Fund’s shares, in turn, can lead to differences between the market price of the Fund’s shares and the underlying value of those shares. In addition, trading in Fund shares may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares of the Fund inadvisable. This may lead to the widening of bid/ask spreads quoted throughout the day.
•Early Close/Trading Halt. An exchange or market may close early or issue trading halts on specific securities or financial instruments. The ability to trade certain securities or financial instruments may be restricted, which may disrupt the Fund’s creation and redemption process, potentially affect the price at which the Fund’s shares trade in the secondary market, and/or result in the Fund being unable to trade certain securities or financial instruments. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses. This may lead to the widening of bid/ask spreads quoted throughout the day.

ETF Risks, Authorized Participants, Market Makers, And Liquidity Providers Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]	Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has only a limited number of institutional investors (known as “Authorized Participants” or “APs”) that are authorized to purchase and redeem shares directly from the Fund. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund may trade at a material discount to the Fund’s net asset value (“NAV”) and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions. This may lead to the widening of bid/ask spreads quoted throughout the day.
ETF Risks, Costs Of Buying Or Selling Shares Member
Prospectus [Line Items]
Risk [Text Block]	Costs of Buying or Selling Shares. Due to the costs of buying or selling shares of the Fund, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares may significantly reduce investment results and an investment in shares may not be advisable for investors who anticipate regularly making small investments. This may lead to the widening of bid/ask spreads quoted throughout the day.
ETF Risks, Shares May Trade At Prices Other Than NAV Member
Prospectus [Line Items]
Risk [Text Block]	Shares May Trade at Prices Other Than NAV. As with all ETFs, shares of the Fund may be bought and sold in the secondary market at market prices. Although it is expected that the market price of shares of the Fund will approximate the Fund’s NAV, there may be times when the market price of shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant. This may lead to the widening of bid/ask spreads quoted throughout the day.
ETF Risks, Trading Member
Prospectus [Line Items]
Risk [Text Block]	Trading. Although shares of the Fund are listed for trading on The Nasdaq Stock Market LLC (the “Exchange”), there can be no assurance that an active trading market for shares will develop or be maintained or that shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the market for shares of the Fund may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings. This adverse effect on liquidity for the Fund’s shares, in turn, can lead to differences between the market price of the Fund’s shares and the underlying value of those shares. In addition, trading in Fund shares may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares of the Fund inadvisable. This may lead to the widening of bid/ask spreads quoted throughout the day.
ETF Risks, Early Close/Trading Halt Member
Prospectus [Line Items]
Risk [Text Block]	Early Close/Trading Halt. An exchange or market may close early or issue trading halts on specific securities or financial instruments. The ability to trade certain securities or financial instruments may be restricted, which may disrupt the Fund’s creation and redemption process, potentially affect the price at which the Fund’s shares trade in the secondary market, and/or result in the Fund being unable to trade certain securities or financial instruments. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses. This may lead to the widening of bid/ask spreads quoted throughout the day.
New Fund Risk Member
Prospectus [Line Items]
Risk [Text Block]
New Fund Risk. The Fund is a recently organized investment company with no operating history prior to the date of this Prospectus. As a result, prospective investors have no track record or history on which their investment decision.

Equity Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
Equity Securities Risk. Equity securities, which include common stocks, may decline in value because of changes in the price of a particular holding or a broad stock market decline. Common stock ranks below preferred stock and debt securities in claims for dividends and for assets of the company in liquidation or bankruptcy. The value of a security may decline for a number of reasons that directly relate to the issuer of a security or broader economic or market events including changes in interest rates.

Small Capitalization Company Risk Member
Prospectus [Line Items]
Risk [Text Block]
Small Capitalization Company Risk. The Fund’s investments in small capitalization companies may be less liquid and their securities’ prices may fluctuate more than those of larger, more established companies. These factors could adversely affect the Fund’s ability to sell such securities at a desirable time and price.

Market Events Risk Member
Prospectus [Line Items]
Risk [Text Block]	Market Events Risk. U.S. and international markets have experienced (and may continue to experience) significant periods of volatility due to a number of economic, political, and global macro factors, including elevated inflation levels, trade tensions, tariff arrangements, and wars. These and other events may cause market disruptions and could have an adverse effect on the value of the Fund’s investments.
Multi-Manager Risk Member
Prospectus [Line Items]
Risk [Text Block]
Multi-Manager Risk. The success of the Fund’s strategy depends on, among other things, the Adviser’s skill in selecting Model Portfolio Providers and their skills in executing the relevant strategy. The Model Portfolio Providers’ strategies may be out of favor at any time. The investment decisions of Model Portfolio Providers may not complement each other as expected by the Adviser, in which case the Fund’s performance could be adversely affected.

Value Investment Risk Member
Prospectus [Line Items]
Risk [Text Block]
Value Investment Risk. The Fund may invest in securities the Adviser or Model Portfolio Provider believes are undervalued. The value of the Fund’s shares may decline, even if stock prices generally are rising because value stocks may fall out of favor with the market or react differently to market, political and economic developments.

Growth Company Risk Member
Prospectus [Line Items]
Risk [Text Block]
Growth Company Risk. The Fund may invest in growth securities that are susceptible to rapid price swings, especially during periods of economic uncertainty. Growth stocks typically have little or no dividend income to cushion the effect of adverse market conditions and may be particularly volatile in the event of earnings disappointments or other financial difficulties experienced by the issuer.

REIT Risk Member
Prospectus [Line Items]
Risk [Text Block]
REIT Risk. The value of the Fund’s investments in REITs may change in response to changes in the real estate market such as declines in the value of real estate, lack of available capital or financing opportunities, and increases in property taxes or operating costs. REITs typically are subject to management fees and other expenses that are separate from those of the Fund, and the Fund will bear a proportionate share of those fees and expenses.

Investments In ETFs Risk Member
Prospectus [Line Items]
Risk [Text Block]
Investments in ETFs Risk. An investment in an ETF involves substantially the same risks as investing directly in the underlying securities. An ETF may not achieve its investment objective or execute its investment strategy effectively, which may adversely affect the Fund’s performance. The Fund must pay its pro rata portion of an ETF’s fees and expenses. Shares of an ETF may trade at a premium or discount to the net asset value of its portfolio securities. Trading in an ETF may be halted if the trading in one or more of the ETF’s underlying securities is halted. Only APs are authorized to purchase and redeem shares from an ETF. As a result, an ETF may trade at a material discount to NAV if authorized participants exit the business or otherwise become unable to process creation and/or redemption orders. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace such that active trading markets may not develop.

Publicly Traded Partnership Risk Member
Prospectus [Line Items]
Risk [Text Block]
Publicly Traded Partnership Risk. Investing in publicly traded partnerships (including master limited partnerships) involves risks not typically associated with publicly traded companies. Publicly traded partnerships are exposed to the risks of their underlying assets, which in many cases includes the same types of risks as energy and natural resources companies, such as commodity pricing risk, supply and demand risk and depletion and exploration risk. Publicly traded partnerships are also subject to capital markets risk, which is the risk that they are unable to raise capital to execute their growth strategies. Publicly traded partnerships are also subject to a tax risk that they may lose their tax status as a partnership, which, subject to the application of certain partnership audit rules, do not pay tax at the partnership level, and be subject to tax as a corporation.

Preferred Stock Risk Member
Prospectus [Line Items]
Risk [Text Block]
Preferred Stock Risk. Preferred stock is a class of a capital stock that typically pays dividends at a specified rate. Preferred stock is generally senior to common stock, but subordinate to debt securities, with respect to the payment of dividends and on liquidation of the issuer. The market value of preferred stock generally decreases when interest rates rise and is also affected by the issuer’s ability to make payments on the preferred stock.

Convertible Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
Convertible Securities Risk. Investments in convertible securities entail some of the risks of both equity and debt securities. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with the fluctuations in the market value of the underlying securities or any changes in the issuer’s credit rating. Convertible securities are subject to the risk that the credit rating of the issuer may have an effect on the value of the convertible securities.

Rights And Warrants Risk Member
Prospectus [Line Items]
Risk [Text Block]
Rights and Warrants Risk. Rights and warrants may be considered more speculative than certain other types of investments in that they do not entitle a holder to dividends or voting rights with respect to the underlying securities that may be purchased nor do they represent any rights in the assets of the issuing company. Also, the value of a right or warrant does not necessarily change with the value of the underlying securities and a right or warrant ceases to have value if it is not exercised prior to the expiration date. If a right or warrant held by the Fund is not exercised by the date of its expiration, the Fund would lose the entire purchase price of the right or warrant. The market for warrants and rights may be very limited and there may at times not be a liquid secondary market for warrants and rights.

Tracking Risk Member
Prospectus [Line Items]
Risk [Text Block]
Tracking Risk. The Fund’s return may not track the return of the model portfolios for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the model portfolios, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the model portfolios. In addition, when the Fund uses a representative sampling approach, the Fund may not be as well correlated with the return of the model portfolios as when the Fund purchases all of the securities in the model portfolios in the proportions in which they are represented in the model portfolios.

High Portfolio Turnover Risk Member
Prospectus [Line Items]
Risk [Text Block]
High Portfolio Turnover Risk. A high portfolio turnover rate (100% or more) has the potential to result in the realization and distribution to shareholders of higher capital gains, which may subject you to a higher tax liability. High portfolio turnover also necessarily results in greater transaction costs which may reduce Fund performance.

Investment Style Risk Member
Prospectus [Line Items]
Risk [Text Block]
Investment Style Risk. The Adviser, using the recommendations from the Model Portfolio Providers, actively makes investment decisions for the Fund through bottom-up stock selection. Accordingly, the Fund will have risk characteristics that differ from its benchmark index. The Adviser’s and/or the Model Portfolio Providers’ judgment about the attractiveness, relative value, or potential appreciation of a particular stock may prove to be incorrect and cause the Fund to lose money or underperform compared to its benchmark index. There can be no assurance that the Adviser’s and/or the Model Portfolio Providers’ investment decisions and recommendations will produce the desired results.

Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	In addition to possibly not achieving your investment goals, you could lose all or a portion of your investment in the Fund over short or even long periods of time.
Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any fund, there are risks to investing. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.